Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2014	$ 70,844	$ 70,766	$ 1,001	$ (103)	$ 72,433	$ (2,565)	$ 78
Net income	17,794	17,783			17,783		11
Other comprehensive income	(1,809)	(1,806)			(48)	(1,758)	(3)
Total comprehensive income	15,985	15,977			17,735	(1,758)	8
Dividends	(6,643)	(6,643)			(6,643)
Purchase of treasury shares	(6,119)	(6,119)		(33)	(6,086)
Reduction of share capital			(10)	15	(5)
Exercise of options and employee transactions	1,592	1,592		14	1,578
Equity-based compensation	815	815		6	809
Decrease of treasury share repurchase obligation under a share buyback trading plan	658	658			658
Changes in non-controlling interests	(10)						(10)
Fair value adjustments related to divestments					(100)	100
Total of other equity movements	(9,707)	(9,697)	(10)	2	(9,789)	100	(10)
Equity at end of period at Dec. 31, 2015	77,122	77,046	991	(101)	80,379	(4,223)	76
Net income	6,698	6,712			6,712		(14)
Other comprehensive income	(2,333)	(2,330)			671	(3,001)	(3)
Total comprehensive income	4,365	4,382			7,383	(3,001)	(17)
Dividends	(6,475)	(6,475)			(6,475)
Purchase of treasury shares	(992)	(992)		(7)	(985)
Reduction of share capital			(19)	25	(6)
Exercise of options and employee transactions	214	214		2	212
Equity-based compensation	664	664		5	659
Impact of change in ownership of consolidated entities	(7)	(7)			(7)
Fair value adjustments related to divestments					(12)	12
Total of other equity movements	(6,596)	(6,596)	(19)	25	(6,614)	12
Equity at end of period at Dec. 31, 2016	74,891	74,832	972	(76)	81,148	(7,212)	59
Net income	7,703	7,703			7,703
Other comprehensive income	2,837	2,835			(37)	2,872	2
Total comprehensive income	10,540	10,538			7,666	2,872	2
Dividends	(6,495)	(6,495)			(6,495)
Purchase of treasury shares	(5,574)	(5,574)		(36)	(5,538)
Reduction of share capital			(3)	5	(2)
Exercise of options and employee transactions	255	255		2	253
Equity-based compensation	612	612		5	607
Changes in non-controlling interests	(2)						(2)
Total of other equity movements	(11,204)	(11,202)	(3)	(24)	(11,175)		(2)
Equity at end of period at Dec. 31, 2017	$ 74,227	$ 74,168	$ 969	$ (100)	$ 77,639	$ (4,340)	$ 59